NEW ENGLAND LIFE INSURANCE COMPANY
501 Boylston Street
Boston, Massachusetts 02116-3700



                                     May 3, 1999



VIA EDGAR
---------

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.   20549

     Re:  New England Variable Life Separate Account
          File No. 333-21767 - (Zenith Variable Whole Life)
          Rule 497(j) Certification
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Commissioners:

     On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the prospectus contained in Post-Effective Amendment No. 2 for the Account filed electronically with the Commission on April 27, 1999.

     If you have any questions, please contact me at (617) 578-2857.

                                     Sincerely,



                                     Marie C. Swift